Quarterly Holdings Report
for

Fidelity Asset Manager® 20%

June 30, 2020

AMI-QTLY-0820
1.803294.116

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 21.1%
	Shares	Value
Fidelity Communication Services Central Fund (a)	314,289	$71,855,852
Fidelity Consumer Discretionary Central Fund (a)	224,820	82,544,918
Fidelity Consumer Staples Central Fund (a)	235,833	47,084,147
Fidelity Emerging Markets Equity Central Fund (a)	800,750	174,331,193
Fidelity Energy Central Fund (a)	305,634	20,110,688
Fidelity Financials Central Fund (a)	1,289,884	111,729,728
Fidelity Health Care Central Fund (a)	233,422	123,440,594
Fidelity Industrials Central Fund (a)	241,896	61,804,416
Fidelity Information Technology Central Fund (a)	400,178	216,696,578
Fidelity International Equity Central Fund (a)	1,981,763	155,826,012
Fidelity Materials Central Fund (a)	100,087	18,207,737
Fidelity Real Estate Equity Central Fund (a)	240,299	25,337,164
Fidelity Utilities Central Fund (a)	127,839	21,410,526
TOTAL EQUITY CENTRAL FUNDS
(Cost $777,708,260)		1,130,379,553

Fixed-Income Central Funds - 55.8%
High Yield Fixed-Income Funds - 3.2%
Fidelity Emerging Markets Debt Central Fund (a)	5,573,281	49,434,999
Fidelity Floating Rate Central Fund (a)	260,398	24,451,365
Fidelity High Income Central Fund (a)	923,739	93,787,173

TOTAL HIGH YIELD FIXED-INCOME FUNDS		167,673,537

Investment Grade Fixed-Income Funds - 52.6%
Fidelity Inflation-Protected Bond Index Central Fund (a)	3,011,109	320,472,300
Fidelity International Credit Central Fund (a)	783,372	80,593,266
Fidelity Investment Grade Bond Central Fund (a)	20,519,545	2,414,124,452

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,815,190,018

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $2,644,934,667)		2,982,863,555

Money Market Central Funds - 22.3%
Fidelity Cash Central Fund 0.12% (b)	63,505,870	63,518,571
Fidelity Money Market Central Fund 0.47% (b)	1,130,348,291	1,130,574,360
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $1,193,869,628)		1,194,092,931
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.17% 9/10/20 (c)
(Cost $12,315,979)	12,320,000	12,316,781
	Shares	Value

Investment Companies - 0.6%
iShares 20+ Year Treasury Bond ETF	105,743	$17,334,450
iShares MSCI Japan ETF	245,398	13,477,258
TOTAL INVESTMENT COMPANIES
(Cost $25,479,574)		30,811,708
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $4,654,308,108)		5,350,464,528
NET OTHER ASSETS (LIABILITIES) - 0.0%		(627,763)
NET ASSETS - 100%		$5,349,836,765

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	153	Sept. 2020	$23,640,030	$(696,273)	$(696,273)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,838	Sept. 2020	90,585,830	(464,040)	(464,040)
TOTAL FUTURES CONTRACTS					$(1,160,313)

The notional amount of futures sold as a percentage of Net Assets is 2.1%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $12,316,781.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$807,073
Fidelity Communication Services Central Fund	2,066,923
Fidelity Consumer Discretionary Central Fund	2,112,064
Fidelity Consumer Staples Central Fund	864,458
Fidelity Emerging Markets Debt Central Fund	2,369,030
Fidelity Emerging Markets Equity Central Fund	3,683,937
Fidelity Energy Central Fund	511,831
Fidelity Financials Central Fund	4,739,853
Fidelity Floating Rate Central Fund	1,049,675
Fidelity Health Care Central Fund	1,637,996
Fidelity High Income Central Fund	1,954,481
Fidelity Industrials Central Fund	756,996
Fidelity Inflation-Protected Bond Index Central Fund	4,839,468
Fidelity Information Technology Central Fund	5,807,722
Fidelity International Credit Central Fund	2,445,693
Fidelity International Equity Central Fund	2,303,471
Fidelity Investment Grade Bond Central Fund	51,038,875
Fidelity Materials Central Fund	192,892
Fidelity Money Market Central Fund	12,549,209
Fidelity Real Estate Equity Central Fund	1,230,667
Fidelity Securities Lending Cash Central Fund	8,049
Fidelity Utilities Central Fund	1,148,436
Total	$104,118,799

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund.	$8,758,848	$28,732	$8,981,966	$(963,555)	$1,157,941	$--	0.0
Fidelity Communication Services Central Fund	54,167,072	15,942,395	5,371,065	(370,817)	7,488,267	71,855,852	3.6
Fidelity Consumer Discretionary Central Fund	65,548,171	17,188,970	6,024,806	(464,369)	6,296,952	82,544,918	3.9
Fidelity Consumer Staples Central Fund	42,517,048	9,781,859	4,066,198	(229,608)	(918,954)	47,084,147	3.6
Fidelity Emerging Markets Debt Central Fund	49,626,992	6,928,020	4,404,471	(328,207)	(2,387,335)	49,434,999	1.9
Fidelity Emerging Markets Equity Central Fund	167,530,840	13,137,886	10,635,587	(1,441,576)	5,739,630	174,331,193	9.6
Fidelity Energy Central Fund	26,810,221	4,370,038	1,869,225	(451,902)	(8,748,444)	20,110,688	3.7
Fidelity Financials Central Fund	118,672,976	24,752,947	10,160,721	(1,405,621)	(20,129,853)	111,729,728	3.9
Fidelity Floating Rate Central Fund	25,374,512	3,331,680	2,204,056	(136,368)	(1,914,403)	24,451,365	1.3
Fidelity Health Care Central Fund	87,505,894	17,991,160	8,692,386	(256,336)	26,892,262	123,440,594	3.8
Fidelity High Income Central Fund	51,567,906	70,250,999	28,665,976	1,729,793	(1,095,549)	93,787,173	3.7
Fidelity Industrials Central Fund	62,265,617	11,817,156	5,409,074	(634,211)	(6,235,072)	61,804,416	3.9
Fidelity Inflation-Protected Bond Index Central Fund	267,701,164	81,985,245	39,660,925	(31,026)	10,477,842	320,472,300	20.5
Fidelity Information Technology Central Fund	148,255,196	32,495,512	17,659,353	(293,037)	53,898,260	216,696,578	3.7
Fidelity International Credit Central Fund	52,008,454	33,838,828	4,487,148	(108,123)	(953,181)	80,593,266	17.6
Fidelity International Equity Central Fund	126,984,865	46,487,905	18,069,059	(2,817,663)	3,239,964	155,826,012	5.8
Fidelity Investment Grade Bond Central Fund	2,123,133,926	464,243,138	269,970,946	(4,025,373)	100,743,707	2,414,124,452	8.5
Fidelity Materials Central Fund	15,515,826	4,935,445	1,543,516	(162,644)	(537,374)	18,207,737	4.0
Fidelity Real Estate Equity Central Fund	77,481,500	7,354,108	39,379,106	(13,897,923)	(6,221,415)	25,337,164	3.9
Fidelity Utilities Central Fund	22,779,522	5,063,943	1,945,780	(172,608)	(4,314,551)	21,410,526	3.9
	$3,594,206,550	$871,925,966	$489,201,364	$(26,461,174)	$162,478,694	$4,113,243,108

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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